Summary of Significant Accounting Policies (Details) - Schedule of plant and equipment estimated useful lives - Motor vehicle [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of plant and equipment estimated useful lives [Line Items]
Estimated useful lives (years)	4 years	4 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of plant and equipment estimated useful lives [Line Items]
Estimated useful lives (years)	5 years	5 years